Defined Benefit Pension Plan - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023
Defined Benefit Pension Plan [Abstract]
Defined Benefit Plan, Funded (Unfunded) Status of Plan	$ 3.3	$ 4.4